Status of Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares
Outstanding and exercisable	3,451,178
Vested and expected to vest	3,387,447
Vested	2,229,151
Weighted-Average Exercise Price Per Share
Outstanding and exercisable	$ 6.35
Vested and expected to vest	$ 6.33
Vested	$ 5.51
Remaining Contractual Life
Outstanding and exercisable	6 years 2 months 12 days
Vested and expected to vest	6 years 2 months 12 days
Vested	4 years 10 months 24 days
Aggregate Instrinsic Value
Outstanding and exercisable	$ 11,891
Vested and expected to vest	11,762
Vested	$ 9,568